Income Tax (Details 2) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Property and equipment		$ 204,000	$ 117,000
Stock-based compensation		4,625,000	2,738,000
Accrued compensation and other accrued expenses		548,000	280,000
Allowance for doubtful accounts		17,000	16,000
Royalty advances		68,000	156,000
Other		0	18,000
Total deferred tax assets		5,462,000	3,325,000
Deferred tax liabilities
Basis difference arising from discounted note payable		(648,000)	(339,000)
Basis difference arising from intangible assets of acquisition		(12,263,000)	(11,974,000)
Total deferred tax liabilities		(12,911,000)	(12,313,000)
Net deferred tax liabilities		(7,449,000)	(8,988,000)
Net current deferred tax asset	$ 633,000	633,000	49,000
Net non-current deferred tax liabilities	$ (7,714,000)	(8,082,000)	(9,037,000)
Net deferred tax liabilities		$ (7,449,000)	$ (8,988,000)